3. Loans Impaired, Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Mortgage loans held for sale	$ 857	$ 5,709
Impaired loans	23,442	25,772
Other real estate	118	283
Level 1
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 2
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 3
Mortgage loans held for sale	857	5,709
Impaired loans	23,442	25,772
Other real estate	$ 118	$ 283